Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (21,124,253)	$ (12,177,212)
Cayman [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(3,370,210)	(4,808,241)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(237,063)	(168,673)
Hong Kong [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes		(7,200,298)
Dubai [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(17,516,926)
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (54)